Note 6 - Prepaid Expenses 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	September 30,	December 31,
	2023	2022
Prepaid software licenses	$45,424	$36,424
Prepaid insurance costs	20,437	16,746
Trade show advances	24,848	18,707
Prepaid rent	-	27,043
Prepaid office and other costs	57,743	38,772
Total prepaid expenses	$148,452	$137,692

	December 31,
	2022	2021
Prepaid software licenses	$36,424	$28,314
Prepaid insurance costs	16,746	11,179
Trade show advances	18,707	22,728
Prepaid rent	27,043	–
Prepaid office and other costs	38,772	18,836
Total prepaid expenses	$137,692	$81,057